Derecognition of financial assets - Additional Information (Detail) $ in Millions, $ in Millions	3 Months Ended
	Jan. 31, 2020 CAD ($)	Apr. 30, 2020 CAD ($)	Apr. 30, 2020 USD ($)
Canadian emergency business account loans [member]
Disclosure of financial assets [line items]
Derecognition of financial assets		$ 1,895
Trillium Credit Card Trust Two [Member] | Business And Government Deposits [Member]
Disclosure of financial assets [line items]
Subordinated notes outstanding		681	$ 489
Securitized Terms Auto Receivables Two Thousand And Nineteen Trust [Member] | Business And Government Deposits [Member]
Disclosure of financial assets [line items]
Subordinated notes outstanding		115	$ 83
Canadian auto loan receivables [member] | Securitized Terms Auto Receivables Two Thousand And Nineteen Trust [Member]
Disclosure of financial assets [line items]
Loans receivable securitized	$ 1,392
Assets pledged		1,124
Credit card receivable [member] | Trillium Credit Card Trust Two [Member]
Disclosure of financial assets [line items]
Loans receivable securitized	$ 638
Assets pledged		$ 689